Notes Payable (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 11, 2024	May 24, 2024	Dec. 29, 2023	Jun. 09, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 21, 2023	Feb. 29, 2024	Feb. 28, 2023
Short-Term Debt [Line Items]
Proceeds from convertible debt	$ 40,000	$ 100,000				$ 1,269,852		$ 735,057	$ 3,233,503
Interest rate	7.50%	7.50%
Interest expense								$ 234,213	$ 72,347
Common Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible notes, shares			52,818		409,502			52,818
Contingent Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible notes, shares			1,978,598
Debt Assignment and Conversion Agreements [Member]
Short-Term Debt [Line Items]
Share price			$ 3.00
Special Purpose Acquisition Corporation [Member] | Several Investors [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt				$ 650,000			$ 3,012,000
Interest rate				8.00%			8.00%
Conversion price				$ 3.00			$ 3.00